Segment information	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Segment information	2.2. Segment information
Accounting policies
Nokia has four operating and reportable segments for
financial reporting purposes: (1) Network Infrastructure,
(2) Cloud and Network Services, (3) Mobile Networks and
(4) Nokia Technologies. In addition, Nokia provides net
sales disclosure for the following business units within the
Network Infrastructure segment: (i) Optical Networks, (ii) IP
Networks and (iii) Fixed Networks.
The President and CEO is the chief operating decision-
maker monitoring the operating results of segments for
the purpose of assessing performance and making
decisions about resource allocation. Key financial
performance measures of the segments comprise
primarily net sales and segment operating profit. The
evaluation of segment performance and allocation of
resources is primarily based on segment operating profit
which the management believes is the most relevant
measure for this purpose. Segment operating profit
excludes intangible asset amortization and other purchase
price fair value adjustments, goodwill impairments,
restructuring-related charges and certain other items of
income and expenses that may not be indicative of the
business operating results.
Accounting policies of the segments are the same as
those for the Group except for the aforementioned items
of income and expenses that are not allocated to the
segments. Inter-segment revenues and transfers are
accounted for as if the revenues were to third parties, that is, at current market prices.
Segment descriptions
Network Infrastructure
The Network Infrastructure segment serves AI & Cloud
customers, telecommunications providers and mission critical enterprises globally. It comprises the following business units:
(i) Optical Networks, which provides optical transport networks for metro, regional and long-haul application; (ii) IP Networks, which provides IP routing and data center switching; (iii) Fixed
Networks, which features solutions in fiber broadband, optical
LAN, automation and AI, in-home Wi-Fi and related software
solutions and professional services.
On 28 February 2025, Nokia completed the acquisition of
Infinera, a San Jose based global supplier of innovative open optical networking solutions and advanced optical
semiconductors. Nokia has reported the acquired business as
part of its Optical Networks business unit in its Network
Infrastructure segment as of the closing of the transaction.
Refer to Note 6.2. Acquisitions for more information on the
acquisition and its impact on Nokia’s financial position and performance.
Cloud and Network Services
Cloud and Network Services segment provides open, fully
automated, and scalable software and solutions that accelerate the journey of telecom providers and AI & Cloud and mission
critical enterprises to autonomous networks and new value
creation.
Cloud and Network Services segment invests in technologies
that are critical to our customers’ growth: 5G core, secure
autonomous networks, private wireless and industrial edge, and network APIs. Delivered in a secure, Software-as-a-Service first model, these solutions help customers capture the
opportunities of digitalization, AI & Cloud.
Mobile Networks
The Mobile Networks segment creates products and services
covering all mobile technology generations. Its portfolio
includes products for radio access networks (RAN) and
microwave radio (MWR) links for transport networks, and
solutions for network management, as well as network planning, optimization, network deployment and technical support
services.
Nokia Technologies
Nokia Technologies segment conducts cellular, multimedia and
WiFi research and standardization, protects Nokia’s innovation by securing patents and managing Nokia’s patent portfolio and monetizes Nokia’s innovation through patent licensing. The
majority of net sales and related costs and expenses
attributable to licensing and patenting is recorded in Nokia
Technologies, while each segment separately records its own
research and development expenses.
Group Common and Other
Despite not being a reportable segment, Nokia also provides
segment-level information for Group Common and Other.
Group Common and Other includes certain corporate-level and
centrally managed expenses and revenues. Radio Frequency
Systems, which was managed as a separate entity, was included in Group Common and Other until it was substantially divested in 2024.
Changes in reporting structure in 2025
In 2025, Nokia made the following changes to its reporting
structure.
Managed Services business was moved from Cloud and Network
Services segment into Mobile Networks segment. The Managed
Services business provides outsourced network management of
multi-vendor RAN networks for operators. As the Cloud and
Network Services segment is increasingly transitioning towards cloud-native software sales, “as-a-service” product offerings and helping customers to monetize networks through API's,
Nokia believes that Managed Services is more aligned and fits better with its Mobile Networks segment. Comparative financial information has been recast accordingly.
Nokia changed the presentation of gains and losses from
venture fund investments, including the changes in fair value and the fund management fees, from selling, general and
administrative expenses and other operating income to financial income. The comparative financial information for the Nokia
Group, and Group Common and Other where the results of
venture fund investments had previously been included, has
been recast accordingly.

Segment results	Network Infrastructure(1)	Cloud and Network Services	Mobile Networks	Nokia Technologies	Group Common and Other	Eliminations and unallocated items(2)	Nokia Group
EURm
2025
Net sales to external customers	7 980	2 606	7 800	1 501	17	(15)	19 889
Net sales to other segments	6	—	6	—	—	(12)	—
Cost of sales	(4 700)	(1 307)	(4 914)	—	(21)	(288)	(11 230)
Research and development expenses	(1 536)	(567)	(2 076)	(309)	(126)	(241)	(4 855)
Selling, general and administrative expenses	(985)	(421)	(687)	(149)	(243)	(588)	(3 073)
Other operating income and expenses	15	27	91	16	—	5	154
Operating profit/(loss)	780	338	220	1 059	(373)	(1 139)	885
Share of results of associated companies and joint ventures	8	—	8	3	—	—	19
Financial income and expenses							11
Profit before tax							915
Other segment items
Depreciation and amortization	(206)	(64)	(346)	(40)	(18)	(445)	(1 119)
2024
Net sales to external customers	6 517	2 588	8 154	1 928	33	—	19 220
Net sales to other segments	1	1	4	—	1	(7)	—
Cost of sales	(3 781)	(1 432)	(4 939)	(2)	(29)	(173)	(10 356)
Research and development expenses	(1 207)	(550)	(2 160)	(250)	(131)	(214)	(4 512)
Selling, general and administrative expenses	(815)	(444)	(756)	(163)	(227)	(467)	(2 872)
Other operating income and expenses	46	43	149	1	4	247	490
Operating profit/(loss)	761	206	452	1 514	(349)	(614)	1 970
Share of results of associated companies and joint ventures	—	7	1	(1)	—	—	7
Financial income and expenses							114
Profit before tax							2 091
Other segment items
Depreciation and amortization	(167)	(67)	(377)	(32)	(16)	(314)	(973)
2023
Net sales to external customers	6 919	2 727	10 283	1 085	124	—	21 138
Net sales to other segments	(2)	1	6	—	6	(11)	—
Cost of sales	(4 007)	(1 546)	(6 762)	—	(136)	(141)	(12 592)
Research and development expenses	(1 212)	(572)	(2 016)	(224)	(119)	(134)	(4 277)
Selling, general and administrative expenses	(775)	(466)	(850)	(140)	(201)	(431)	(2 863)
Other operating income and expenses	93	50	122	13	8	41	327
Operating profit/(loss)	1 016	194	783	734	(318)	(676)	1 733
Share of results of associated companies and joint ventures	—	7	(30)	12	—	(28)	(39)
Financial income and expenses							(225)
Profit before tax							1 469
Other segment items
Depreciation and amortization	(171)	(74)	(373)	(39)	(14)	(341)	(1 012)
(1)In 2025, includes Optical Networks net sales of EUR 3 019 million (EUR 1 636 million in 2024 and EUR 1 942 million in 2023), IP Networks net sales of EUR 2 594 million (EUR 2 583 million in 2024 and EUR 2 606 million in 2023) and Fixed Networks net sales of EUR 2 373 million
(EUR 2 299 million in 2024 and EUR 2 369 million in 2023).
(2)For details of unallocated items, refer to the Reconciliation of total segment financial information to the Group financial information table in this note.
Reconciliation of total segment financial information to the Group financial information

EURm	Net sales	Cost of sales	Research and development expenses	Selling, general and administrative expenses	Other operating income and expenses	Operating profit
2025
Total segments(1)	19 916	(10 942)	(4 614)	(2 485)	149	2 024
Restructuring and associated charges	—	(148)	(137)	(191)	(2)	(478)
Amortization and depreciation of acquired intangible assets and property, plant and equipment	—	(5)	(81)	(358)	—	(444)
Release of acquisition-related fair value adjustments to deferred revenue and inventory	(15)	(73)	—	—	—	(88)
Provision for contractual claims	—	(66)	—	—	—	(66)
Other(2)	(12)	4	(23)	(39)	7	(63)
Total reconciling items	(27)	(288)	(241)	(588)	5	(1 139)
Total Group	19 889	(11 230)	(4 855)	(3 073)	154	885
2024
Total segments(1)	19 227	(10 183)	(4 298)	(2 405)	243	2 584
Restructuring and associated charges	—	(155)	(135)	(145)	(10)	(445)
Amortization of acquired intangible assets	—	—	(20)	(294)	—	(314)
Divestment of associates	—	—	—	—	190	190
Impairment and write-off of assets, net of reversals	—	(25)	(58)	(6)	—	(89)
Disposal of businesses	—	—	—	—	67	67
Other(2)	(7)	7	(1)	(22)	—	(23)
Total reconciling items	(7)	(173)	(214)	(467)	247	(614)
Total Group	19 220	(10 356)	(4 512)	(2 872)	490	1 970
2023
Total segments(1)	21 149	(12 451)	(4 143)	(2 432)	286	2 409
Restructuring and associated charges	—	(151)	(61)	(138)	(6)	(356)
Amortization of acquired intangible assets	—	—	(49)	(292)	—	(341)
Other(2)	(11)	10	(24)	(1)	47	21
Total reconciling items	(11)	(141)	(134)	(431)	41	(676)
Total Group	21 138	(12 592)	(4 277)	(2 863)	327	1 733
(1)Segments’ net sales and cost of sales include inter-segment net sales and cost of sales.
(2)Includes elimination of inter-segment net sales and cost of sales.
Information by geographies and customer
concentration
Net sales to external customers by country

EURm	2025	2024	2023
Finland	1 615	2 060	1 192
United States	5 871	5 032	5 328
India	1 528	1 366	2 832
Great Britain	683	635	757
Other	10 192	10 127	11 029
Total	19 889	19 220	21 138
Net sales to external customers by country are based on the
location of the customer, except for Nokia Technologies IPR and licensing net sales which are allocated to Finland.
Major customers
In 2025, 2024 and 2023 no single customer represented more
than 10% of net sales.
Non-current assets by country

EURm	2025	2024
Finland	1 658	1 476
United States	5 736	4 493
France	1 504	1 647
Other	987	1 042
Total	9 885	8 658
Non-current assets consists of goodwill, other intangible assets, property, plant and equipment and right-of-use assets.